Transactions with related parties - Optional Vessel acquisitions from Sponsor/ Omnibus Agreement (Details)	12 Months Ended
Dec. 31, 2020
Related Party Transaction [Line Items]
LNG Carrier Capacity	172,000
Number Of Vessels	5
Vessel Type	ARC 7 LNG
Five joint venture entities | Sponsor
Related Party Transaction [Line Items]
Percentage of ownership in entity	49.00%